Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements of Zhongchao Shanghai
Name	Background	Ownership
Zhongchao Group Inc. ("Zhongchao BVI")	● A BVI company ● Incorporated on April 23, 2019 ● A holding company	100% owned by Zhongchao Cayman
Zhongchao Group Limited ("Zhongchao HK")	● A Hong Kong company ● Incorporated on May 14, 2019 ● A holding company	100% owned by Zhongchao BVI
Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE")	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 29, 2019 ● Registered capital of $10 million ● A holding company	100% owned by Zhongchao HK
Zhongchao Medical Technology (Shanghai) Co., Ltd. ("Zhongchao Shanghai")

●      A PRC limited liability company

●      Incorporated on August 17, 2012

●      Registered capital of $3,265,581 (RMB 21,600,135) with registered capital fully paid-up

●      Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting

VIE of Zhongchao WFOE
Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu")

●      A PRC limited liability company

●      Incorporated on March 12, 2015

●      Registered capital of $1,597,087 (RMB 10 million) with registered capital fully paid-up

●      Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).

100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. ("Shanghai Zhongxun")

●      A PRC limited liability company

●      Incorporated on May 27, 2017

●      Registered capital of $1,021,525 (RMB 7 million) with registered capital fully paid-up

●      Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).

100% owned by Zhongchao Shanghai
Horgos Zhongchao Medical Technology Co., Ltd. ("Horgos Zhongchao").

●      A PRC limited liability company

●      Incorporated on September 12, 2017

●      Registered capital of $153,060 (RMB 1 million) with registered capital of $153,060 to be funded

●      Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology.

100% owned by Zhongchao Shanghai
Horgos Zhongchao Zhongxing Medical Technology Co., Ltd. ("Horgos Zhongchao Zhongxing"

●      A PRC limited liability company

●      Incorporated on July 29, 2019

●      Registered capital of $145,081 (RMB 1 million) with registered capital of $145,081 to be funded

●      Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology.

100% owned by Zhongchao Shanghai
Shanghai Jingyi Medical Technology Co., Ltd., ("Shanghai Jingyi")

●      A PRC limited liability company

●      Incorporated on October 10, 2018

●      Registered capital of $144,459 (RMB 1 million) with registered capital of $107,622 to be funded

●      Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.

51% owned by Zhongchao Shanghai
Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing")

●      A PRC limited liability company

●      Incorporated on September 28, 2016

●      Registered capital of $149,948 (RMB 1 million) with registered capital of $74,974 to be funded

●      Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.

100% owned by Shanghai Maidemu*

Schedule of financial statements is reconciled
	December 31, 2019	December 31, 2018
Number of Class A Ordinary Shares legally issued and outstanding	14,752,352	14,752,352
Class A Ordinary Shares committed to be issued to the investor	1,350,068	1,350,068
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	16,102,420	16,102,420